Earnings per share	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Earnings per share
18.	Earnings per share

	For the three months ended			For the nine months ended
($ millions)	July 31 2022	April 30 2022	July 31 2021	July 31 2022	July 31 2021
Basic earnings per common share
Net income attributable to common shareholders	$2,504	$2,595	$2,426	$7,707	$6,980
Weighted average number of common shares outstanding (millions)	1,195	1,199	1,215	1,201	1,213
Basic earnings per common share (1) (in dollars)	$2.10	$2.16	$2.00	$6.41	$5.75
Diluted earnings per common share
Net income attributable to common shareholders	$2,504	$2,595	$2,426	$7,707	$6,980
Dilutive impact of share-based payment options and others (2)	6	–	9	91	41
Net income attributable to common shareholders (diluted)	$2,510	$2,595	$2,435	$7,798	$7,021
Weighted average number of common shares outstanding (millions)	1,195	1,199	1,215	1,201	1,213
Dilutive impact of share-based payment options and others (2) (millions)	8	2	8	20	12
Weighted average number of diluted common shares outstanding (millions)	1,203	1,201	1,223	1,221	1,225
Diluted earnings per common share (1) (in dollars)	$2.09	$2.16	$1.99	$6.39	$5.73
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.